World Omni Auto Receivables Trust 2016-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2016

Dates Covered
Collections Period	05/01/16 - 05/31/16
Interest Accrual Period	05/16/16 - 06/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/16	832,886,905.15	34,525
Yield Supplement Overcollateralization Amount 04/30/16	36,882,385.36	0
Receivables Balance 04/30/16	869,769,290.51	34,525
Principal Payments	23,452,890.56	432
Defaulted Receivables	499,181.35	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/16	35,462,195.75	0
Pool Balance at 05/31/16	810,355,022.85	34,073

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.09%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	7,018,465.05	310
Past Due 61-90 days	1,826,141.33	78
Past Due 91-120 days	452,688.63	19
Past Due 121+ days	0.00	0
Total	9,297,295.01	407

Total 31+ Delinquent as % Ending Pool Balance	1.15%
Total 61+ Delinquent as % Ending Pool Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	237,118.87
Aggregate Net Losses/(Gains) - May 2016	262,062.48
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.36%
Prior Net Losses Ratio	0.21%
Second Prior Net Losses Ratio	0.04%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	36,465,976.03
Actual Overcollateralization	28,438,404.32
Weighted Average APR	4.29%
Weighted Average APR, Yield Adjusted	6.02%
Weighted Average Remaining Term	64.52

Flow of Funds	$ Amount

Collections	26,740,160.40
Investment Earnings on Cash Accounts	9,200.34
Servicing Fee	(724,807.74)
Transfer to Collection Account	0.00
Available Funds	26,024,553.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0
(2) Class A Interest	946,951.51
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	25,077,601.49
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	26,024,553.00

Servicing Fee	724,807.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 05/16/16	806,994,220.02
Principal Paid	25,077,601.49
Note Balance @ 06/15/16	781,916,618.53

Class A-1
Note Balance @ 05/16/16	100,164,220.02
Principal Paid	25,077,601.49
Note Balance @ 06/15/16	75,086,618.53
Note Factor @ 06/15/16	49.3990911%

Class A-2
Note Balance @ 05/16/16	352,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	352,000,000.00
Note Factor @ 06/15/16	100.0000000%

Class A-3
Note Balance @ 05/16/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	262,000,000.00
Note Factor @ 06/15/16	100.0000000%

Class A-4
Note Balance @ 05/16/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	74,800,000.00
Note Factor @ 06/15/16	100.0000000%

Class B
Note Balance @ 05/16/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	18,030,000.00
Note Factor @ 06/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	946,951.51
Total Principal Paid	25,077,601.49
Total Paid	26,024,553.00

Class A-1
Coupon	0.62000%
Interest Paid	51,751.51
Principal Paid	25,077,601.49
Total Paid to A-1 Holders	25,129,353.00

Class A-2
Coupon	1.32000%
Interest Paid	387,200.00
Principal Paid	0.00
Total Paid to A-2 Holders	387,200.00

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1026065
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.1997269
Total Distribution Amount	30.3023334

A-1 Interest Distribution Amount	0.3404705
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	164.9842203
Total A-1 Distribution Amount	165.3246908

A-2 Interest Distribution Amount	1.1000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.1000000

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 05/16/16	2,196,494.13
Investment Earnings	803.46
Investment Earnings Paid	(803.46)
Deposit/(Withdrawal)	-
Balance as of 06/15/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13